Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Sep. 30, 2025
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets useful lives	3 years
Patent [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets useful lives	10 years